Registration No. 333-134304
                                                      Registration No. 811-04234
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 7                               [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 38                                             [X]

                        (Check appropriate box or boxes)

                            -------------------------

                         MONY AMERICA VARIABLE ACCOUNT L
                                       of
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                           (Exact Name of Registrant)

                            -------------------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (212) 554-1234

                            -------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     MONY Life Insurance Company of America
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


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                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

     Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485.

[X]  On August 26, 2009 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_]  On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

     Units of interest in MONY America Variable Account L.

                                      NOTE

Pursuant to Rule 485(b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 7 is to delay the effective date of Post-Effective Amendment No. 4, which was filed on or about May 29, 2009. The PEA does not amend or delete the currently effective Incentive Life Legacy(R) Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 18th day of August, 2009.

                                     MONY AMERICA VARIABLE ACCOUNT L OF
                                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                     (REGISTRANT)

                                     By:   MONY LIFE INSURANCE COMPANY
                                           OF AMERICA
                                                 (DEPOSITOR)

                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                           (Dodie Kent)
                                           Vice President and
                                           Associate General Counsel

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on the 18th day of August, 2009.

                                            MONY LIFE INSURANCE COMPANY OF
                                            AMERICA
                                            (DEPOSITOR)

                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                (Dodie Kent)
                                                Vice President and
                                                Associate General Counsel

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Christopher M. Condron       Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries            James F. Higgins              Lorie A. Slutsky
Denis Duverne                Peter Kraus                   Ezra Suleiman
Charlynn Goins               Scott D. Miller               Peter J. Tobin
Anthony J. Hamilton

*By:  /s/ Dodie Kent
     -----------------------
     (Dodie Kent)
     Attorney-in-Fact
     August 18, 2009